Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

Note 9 — LEASES

Finance leases as lessee

As of December 31, 2024 and June 30, 2025, the Company has finance leases on its unaudited condensed consolidated balance sheets for hire purchase of motor vehicle and lease of office equipment.

The following table shows finance lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Liabilities
Finance lease liabilities – current	45,032	46,219	36,339
Finance lease liabilities – non-current	80,476	57,066	44,867
Total	125,508	103,285	81,206

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	143,937
Leased office equipment	71,434	71,434	56,163
Less: Accumulated amortization	(135,482)	(157,299)	(123,673)
Right-of-use assets (finance lease), net	119,025	97,208	76,427

Information related to finance lease activities during the periods are as follows:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Finance lease expenses
Amortization	25,444	21,817	17,153
Interest of financing lease liabilities	4,017	2,862	2,250

Future finance lease payments as of June 30, 2025 (unaudited) are detailed as follows:

For the year ending June 30,	S$	$
2026	50,172	39,446
2027	34,454	27,088
2028	23,643	18,589
2029 and thereafter	1,300	1,023
Total future lease payment	109,569	86,146
Less: Imputed interest	(6,284)	(4,940)
Present value of finance lease liabilities	103,285	81,206
Less: Current portion	(46,219)	(36,339)
Long-term potion of finance lease liabilities	57,066	44,867

The following table shows the weighted-average lease terms and discount rates for finance leases:

		As of
	As of December 31, 2024	June 30, 2025 (Unaudited)
Weighted average remaining lease term (Years)
Finance leases	2.91	2.48

Weighted average discount rate (%)
Finance leases	5.21	5.18

Operating leases as lessee

As of December 31, 2024 and June 30, 2025, the Company has operating leases on its unaudited condensed consolidated balance sheets rentals of leasehold buildings.

The following table shows operating lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Liabilities
Operating lease liabilities – current	170,776	132,053	103,823
Operating lease liabilities – non-current	96,921	38,968	30,638
Total	267,697	171,021	134,461

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Leasehold buildings	717,262	717,262	563,930
Less: Accumulated amortization	(445,607)	(541,892)	(426,049)
Right-of-use assets (operating lease), net	271,655	175,370	137,881

Information related to operating lease activities during the periods are as follows:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Operating lease expenses
Amortization	76,664	96,285	75,702
Interest of operating lease liabilities	3,252	3,630	2,854

Future operating lease payments as of June 30, 2025 are detailed as follows:

For the year ending June 30,	S$	$
2026	137,613	108,195
2027 and thereafter	51,028	40,119
Total future lease payment	188,641	148,314
Less: Imputed interest	(17,620)	(13,853)
Present value of operating lease liabilities	171,021	134,461
Less: Current portion	(132,053)	(103,823)
Long-term potion of operating lease liabilities	38,968	30,638

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)
Weighted average remaining lease term (Years)
Operating leases	1.56	1.23

Weighted average discount rate (%)
Operating leases	3.42	3.11